COLUMBIA FUNDS SERIES TRUST I

Columbia Bond Fund

(the “Fund”)

Supplement dated May 11, 2012 to the Fund’s prospectuses

dated August 1, 2011 and November 1, 2011, as supplemented

Effective immediately, in each of the Fund’s prospectuses, the table entitled “Declaration and Distribution Schedule”, within the section entitled “Distributions and Taxes” and the sub-section entitled “Distributions to Shareholders” is hereby deleted and replaced with the following table:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

Shareholders should retain this Supplement for future reference.

C-1176-2 A (5/12)